united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 10/31/17

Item 1. Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2017
Shares		Value
	COMMON STOCKS - 22.2%
	AEROSPACE/DEFENSE - 0.8%
3,327	Arconic, Inc.	$ 83,574
326	Boeing Co.	84,101
420	General Dynamics Corp.	85,252
443	L3 Technologies, Inc.	82,921
266	Lockheed Martin Corp.	81,971
312	Northrop Grumman Corp.	92,205
460	Raytheon Co.	82,892
647	Rockwell Collins, Inc.	87,733
1,581	Textron, Inc.	83,382
314	TransDigm Group, Inc. *	87,135
707	United Technologies Corp.	84,670
		935,836
	BANKING - 0.8%
1,586	BB&T Corp.	78,095
2,045	Citizens Financial Group, Inc.	77,730
988	Comerica, Inc.	77,627
2,684	Fifth Third Bancorp	77,568
5,655	Huntington Bancshares, Inc.	78,039
4,271	KeyCorp.	77,946
467	M&T Bank Corp.	77,882
4,180	People's United Financial, Inc.	77,999
568	PNC Financial Services Group, Inc.	77,697
4,991	Regions Financial Corp.	77,261
1,290	SunTrust Banks, Inc.	77,671
1,664	Zions Bancorporation	77,309
		932,824
	CHEMICALS - 0.8%
6,535	Dow Chemical Co.	472,546
5,181	Eastman Chemical Co.	470,487
		943,033
	COMMERCIAL SERVICES - 1.7%
6,290	Cintas Corp.	937,462
36,933	H&R Block, Inc.	913,722
		1,851,184
	CONSUMER PRODUCTS - 0.9%
8,566	Brown-Forman Corp.	488,433
2,193	Constellation Brands, Inc.	480,464
		968,897
	ELECTRICAL EQUIPMENT - 0.6%
5,382	Amphenol Corp.	468,234
1,333	Fortive Corp.	96,323
1,057	Ingersoll-Rand PLC	93,650
		658,207

	GAMING, LODGING & RESTAURANTS - 1.7%
2,359	Carnival Corp.	156,614
2,144	Hilton Worldwide Holdings, Inc.	154,968
1,314	Marriott International, Inc.	156,997
15,283	MGM Resorts International	479,122
2,842	Norwegian Cruise Line Holdings Ltd. *	158,442

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Shares		Value
	GAMING, LODGING & RESTAURANTS (continued) - 1.7%
1,277	Royal Caribbean Cruises Ltd.	$ 158,054
1,473	Wyndham Worldwide Corp.	157,390
3,309	Wynn Resorts Ltd.	488,044
		1,909,631
	HARDWARE - 1.3%
813	Apple, Inc.	137,430
15,203	Corning, Inc.	476,006
9,548	Hewlett Packard Enterprise Co.	132,908
6,668	HP, Inc.	143,695
3,203	NetApp, Inc.	142,277
3,915	Seagate Technology PLC	144,738
1,471	Western Digital Corp.	131,316
4,112	Xerox Corp.	124,635
		1,433,005
	HEALTH CARE FACILITIES & SERVICES - 0.9%
976	Aetna, Inc.	165,949
809	Anthem, Inc.	169,251
1,621	Centene Corp. *	151,839
862	Cigna Corp.	170,004
609	Humana, Inc.	155,508
791	UnitedHealth Group, Inc.	166,284
		978,835
	HOME & OFFICE PRODUCTS - 1.0%
9,898	Leggett & Platt, Inc.	467,779
1,777	Mohawk Industries, Inc. *	465,148
632	Snap-on, Inc.	99,717
623	Stanley Black & Decker, Inc.	100,646
		1,133,290
	INSURANCE - 0.8%
1,586	Aon PLC	227,480
3,788	Arthur J Gallagher & Co.	239,894
2,785	Marsh & McLennan Cos., Inc.	225,390
1,498	Willis Towers Watson PLC	241,298
		934,062
	MACHINERY - 1.4%
7,063	Deere & Co.	938,531
1,019	Dover Corp.	97,304
2,193	Flowserve Corp.	96,646
633	Illinois Tool Works, Inc.	99,077
530	Parker-Hannifin Corp.	96,783
1,388	Pentair PLC	97,798
1,493	Xylem, Inc.	99,329
		1,525,468
	MEDIA - 1.3%
156	Alphabet, Inc. - Class A *	161,154
159	Alphabet, Inc. - Class C *	161,646
1,555	Expedia, Inc.	193,846
942	Facebook, Inc. *	169,617
942	Netflix, Inc. *	185,037
96	Priceline Group, Inc. *	183,548

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Shares		Value
	MEDIA (continued) - 1.3%
5,003	TripAdvisor, Inc. *	$ 187,613
1,471	VeriSign, Inc. *	158,162
		1,400,623
	REAL ESTATE - 0.8%
16,462	Duke Realty Corp.	468,838
7,141	Prologis, Inc.	461,166
		930,004
	RETAIL - DISCRETIONARY - 2.0%
168	Amazon.com, Inc. *	185,687
16,873	Best Buy Co., Inc.	944,551
4,117	eBay, Inc. *	154,964
2,786	Home Depot, Inc.	461,863
5,704	Lowe's Cos, Inc.	456,035
		2,203,100
	SEMICONDUCTORS - 1.7%
5,825	Advanced Micro Devices, Inc. *	63,988
907	Analog Devices, Inc.	82,809
5,796	Applied Materials, Inc.	327,068
325	Broadcom Ltd.	85,771
1,981	Intel Corp.	90,116
2,823	KLA-Tencor Corp.	307,396
1,511	Lam Research Corp.	315,149
904	Microchip Technology, Inc.	85,699
2,046	Micron Technology, Inc. *	90,658
415	NVIDIA Corp.	85,826
1,109	Qorvo, Inc. *	84,073
1,521	QUALCOMM, Inc.	77,586
768	Skyworks Solutions, Inc.	87,444
866	Texas Instruments, Inc.	83,734
1,172	Xilinx, Inc.	86,365
		1,953,682
	SOFTWARE - 2.8%
7,077	Activision Blizzard, Inc.	463,473
664	Adobe Systems, Inc. *	116,306
3,135	Akamai Technologies, Inc. *	163,804
958	ANSYS, Inc. *	130,968
1,045	Autodesk, Inc. *	130,583
5,646	CA, Inc.	182,817
2,987	Cadence Design Systems, Inc. *	128,919
1,519	Citrix Systems, Inc. *	125,485
3,905	Electronic Arts, Inc. *	467,038
819	Intuit, Inc.	123,685
1,089	Micro Focus International PLC - ADR	38,039
2,228	Microsoft Corp.	185,325
3,877	Oracle Corp.	197,339
1,643	Red Hat, Inc. *	198,524
1,258	salesforce.com, Inc. *	128,744
5,637	Symantec Corp.	183,202
1,459	Synopsys, Inc. *	126,233
		3,090,484

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Shares		Value
	SPECIALTY FINANCE - 0.7%
368	Alliance Data Systems Corp.	$ 82,333
976	Fidelity National Information Services, Inc.	90,534
702	Fiserv, Inc. *	90,860
894	Global Payments, Inc.	92,931
604	MasterCard, Inc. - Class A	89,857
1,325	PayPal Holdings, Inc. *	96,142
4,312	The Western Union Co.	85,636
1,239	Total System Services, Inc.	89,270
785	Visa, Inc. - Class A	86,334
		803,897
	TECHNOLOGY SERVICES - 0.2%
755	Automatic Data Processing, Inc.	87,776
2,412	Conduent, Inc. *	37,338
1,493	Paychex, Inc.	95,238
		220,352

	TOTAL COMMON STOCKS (Cost $20,326,057)	24,806,414

	EXCHANGE TRADED FUNDS - 63.3%
	AUSTRIA - 4.3%
199,041	iShares MSCI Austria Capped ETF	4,747,128

	CHINA - 4.2%
72,015	iShares MSCI China ETF	4,702,580

	CONSERVATIVE ALLOCATION - 4.5%
250,000	Arrow Reserve Capital Management ETF #+	5,010,000

	CORPORATE - 7.6%
48,214	iShares iBoxx $ High Yield Corporate Bond ETF	4,265,493
34,324	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,158,009
		8,423,502
	FIXED INCOME EMERGING MARKET - 3.8%
36,930	iShares JP Morgan USD Emerging Markets Bond ETF	4,293,113

	GOVERNMENT- 5.2%
68,221	iShares 1-3 Year Treasury Bond ETF	5,751,030

	INDEX RELATED - 4.1%
89,292	SPDR Bloomberg Barclays Convertible Securities ETF	4,624,433

	INFLATION PROTECTED - 5.2%
50,748	iShares TIPS Bond ETF	5,775,122

	KOREA - 4.5%
66,423	iShares MSCI South Korea Capped ETF	4,965,783

	LARGE-CAP - 5.7%
46,848	Vanguard Growth ETF	6,398,968

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Shares		Value
	MID-CAP - 5.7%
51,130	Vanguard Mid-Cap Growth ETF	$ 6,363,640

	NETHERLANDS - 4.2%
148,789	iShares MSCI Netherlands ETF	4,716,611

	TAIWAN - 4.3%
127,295	iShares MSCI Taiwan Capped ETF	4,849,940

	TOTAL EXCHANGE TRADED FUNDS (Cost $65,351,236)	70,621,850

	MUTUAL FUND - 11.4%
	ASSET ALLOCATION FUND - 11.4%
1,527,622	Arrow Managed Futures Strategy Fund - Institutional Class # (Cost $11,533,549)	12,685,376

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
3,108,269	Fidelity Investments Money Market Fund - Government Portfolio - Class I	3,108,269
	to yield 0.87% ^
	TOTAL SHORT-TERM INVESTMENT (Cost $3,108,269)	3,108,269

	TOTAL INVESTMENTS - 99.7% (Cost $100,319,111) (a)	$ 111,221,909
	OTHER ASSETS LESS LIABILITIES - 0.3%	281,858
	NET ASSETS - 100.0%	$ 111,503,767

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $100,477,860 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 11,345,771
	Unrealized Depreciation:	(601,722)
	Net Unrealized Appreciation:	$ 10,744,049

* Non-Income producing security.
^ Money market fund; interest rate reflects seven-day effective yield on October 31, 2017.
# Affiliated Fund
#+ Affiliated Exchange Traded Fund
+ All or a portion of this investment is a holding of the ADWAB Fund Limited.
PLC - Public Limited Company

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017

FUTURES CONTRACTS
Long Contracts	Counterparty	Open Long Futures Contracts ++ ^	Expiration	Underlying Face Amount at Value	Unrealized Gain / (Loss)
35	Goldman Sachs & Co. LLC	Gold 100oz Future	Dec-17	$ 4,446,750	$ (57,510)

Total Unrealized Loss from Open Long Future Contracts					(57,510)

Short				Underlying Face	Unrealized
Contracts	Counterparty	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(52)	Goldman Sachs & Co. LLC	Dollar Index	Dec-17	$ (4,910,308)	$ (127,513)

	Total Unrealized Loss from Open Short Future Contracts				(127,513)

Net Unrealized Loss from Open Long & Short Futures Contracts					$ (185,023)

++ All of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2017 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at 10/31/2017
Commodity contracts	$ (57,510)
Currency contracts	(127,513)
Total	$ (185,023)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 24,806,414	$ -	$ -	$ 24,806,414
Exchange Traded Funds	70,621,850	-	-	70,621,850
Mutual Funds	12,685,376	-	-	12,685,376
Short-Term Investment	3,108,269	-	-	3,108,269
Total	$ 111,221,909	$ -	$ -	$ 111,221,909
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Long Futures Contracts*	$ 57,510	$ -	$ -	$ 57,510
Variation Margin-Open Short Futures Contracts*	$ 127,513	$ -	$ -	127,513
Total	$ 185,023	$ -	$ -	$ 185,023
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of October 31, 2017.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2017	% of Fund Net Assets at October 31, 2017
ADB-CFC	12/5/12	$2,071,381	1.86%

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 99.6%
	CONSERVATIVE ALLOCATION - 0.1%
7,000	Arrow Reserve Capital Management ETF +	$ 140,280

	EMERGING MARKETS - 19.1%
404,126	iShares MSCI Emerging Markets ETF	18,702,951
396,733	WisdomTree Emerging Markets High Dividend ETF	17,277,722
		35,980,673
	EUROPEAN REGION - 9.4%
375,128	iShares Europe ETF	17,672,280

	EUROZONE - 9.9%
423,035	iShares MSCI Eurozone ETF	18,541,624

	FINANCIAL - 10.0%
708,682	Financial Select Sector SPDR ETF	18,850,941

	HEALTH CARE - 9.1%
211,814	Health Care Select Sector SPDR ETF	17,180,234

	LARGE-CAP - 31.1%
334,697	First Trust Large Cap Core AlphaDEX ETF	18,749,726
203,583	iShares Edge MSCI USA Momentum Factor ETF	20,460,092
141,575	Vanguard Growth ETF	19,337,729
		58,547,547
	TECHNOLOGY - 10.9%
323,946	Technology Select Sector SPDR ETF	20,392,401

	TOTAL EXCHANGE TRADED FUNDS (Cost $172,165,720)	187,305,980

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
1,085,592	Fidelity Investments Money Market Fund - Government Portfolio - Class I	1,085,592
	to yield 0.87% * ++ (Cost $1,085,592)

	TOTAL INVESTMENTS - 100.2% (Cost $173,251,312) (a)	$ 188,391,572
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(309,423)
	NET ASSETS - 100.0%	$ 188,082,149

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $173,253,885 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 15,922,293
	Unrealized Depreciation	(784,606)
	Net Unrealized Appreciation:	$ 15,137,687

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2017.
+ Affiliated Exchange Traded Fund
++ All or a portion of this investment is a holding of the ADWAT Fund Limited.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017

FUTURES CONTRACTS
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss) +
44	Goldman Sachs & Co. LLC	LME Copper Future	Dec-17	$ 6,458,925	$ 1,055,450
92	Goldman Sachs & Co. LLC	LME Zinc Future	Dec-17	6,275,895	1,291,105
	Net Unrealized Gain from Open Long Futures Contracts				$ 2,346,555

Short				Underlying Face	Unrealized
Contracts	Counterparty	Open Short Futures Contracts ++	Expiration	Amount at Value	Gain / (Loss) +
44	Goldman Sachs & Co. LLC	LME Copper Future	Dec-17	$ 6,279,680	$ (1,234,695)
92	Goldman Sachs & Co. LLC	LME Zinc Future	Dec-17	6,073,265	(1,493,735)
	Net Unrealized Loss from Open Short Futures Contracts				$ (2,728,430)

	Net Unrealized Loss from Open Long and Short Futures Contracts				$ (381,875)

++ All of this investment is a holding of the ADWAT Fund Limited.

+ The amount represents fair value derivative instruments subject to commodity risk exposure as of October 31, 2017.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of October 31, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 187,305,980	$ -	$ -	$ 187,305,980
Short-Term Investment	1,085,592	-	-	1,085,592
Variation Margin-Open Long Futures Contracts*	2,346,555	-	-	2,346,555
Total	$ 190,738,127	$ -	$ -	$ 190,738,127
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Short Futures Contracts*	$ 2,728,430	$ -	$ -	$ 2,728,430
Total	$ 2,728,430	$ -	$ -	$ 2,728,430
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of October 31, 2017.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at October 31, 2017	% of Fund Net Assets at October 31, 2017
ADT-CFC	12/12/11	$252,972	0.13%

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2017
Principal ($)		Value
	CORPORATE BONDS - 22.1%
	AEROSPACE/DEFENSE - 1.7%
1,000,000	TransDigm, Inc., 6.375% due 6/15/2026, 144A	$ 1,022,735

	AUTO PARTS MANUFACTURING - 0.9%
500,000	American Axle & Manufacturing, Inc., 6.625% due 10/15/2022	517,500

	CABLE & SATELLITE - 0.9%
500,000	Altice Luxembourg SA, 7.625% due 2/15/2025, 144A	542,500

	CONSUMER PRODUCTS - 0.7%
500,000	Avon Products, Inc., 7.000% due 3/15/2023	416,250

	CONSUMER SERVICES - 1.7%
1,000,000	APX Group, Inc., 8.750% due 12/1/2020	1,025,000

	EXPLORATION & PRODUCTION - 2.3%
500,000	Denbury Resources, Inc., 5.500% due 5/1/2022	313,750
1,000,000	Everest Acquisition Finance, Inc., 6.375% due 6/15/2023	595,000
500,000	MEG Energy Corp., 7.000% due 3/31/2024, 144A	453,750
		1,362,500
	HEALTH CARE FACILITIES & SERVICES - 1.6%
500,000	Community Health Systems, Inc., 6.250% due 3/31/2023	481,250
500,000	Tenet Healthcare Corp., 7.625% due 9/24/2021	469,375
		950,625
	LIFE INSURANCE - 0.8%
500,000	Genworth Holdings, Inc., 7.625% due 9/24/2021	482,500

	METALS & MINING - 0.9%
500,000	Allegheny Technologies, Inc., 7.875% due 8/15/2023	548,125

	OIL & GAS SERVICES & EQUIPMENT - 0.7%
500,000	Noble Holding International Ltd., 7.700% due 4/1/2025	435,000

	POWER GENERATION - 1.8%
1,000,000	NRG Energy, Inc., 6.625% due 1/15/2027, 144A	1,065,000

	PROPERTY & CASUALTY INSURANCE - 0.9%
500,000	HUB International Ltd., 7.875% due 10/1/2021,144A	520,415

	PUBLISHING & BROADCASTING - 2.3%
500,000	CBS Radio, Inc., 7.250% due 11/1/2024, 144A	523,125
500,000	Clear Channel Worldwide Holdings, Inc., 7.625% due 3/15/2020	499,375
500,000	iHeartCommunications, Inc., 9.000% due 3/1/2021	359,375
		1,381,875
	SOFTWARE & SERVICES - 1.0%
500,000	Solera Finance, Inc., 10.500% due 3/1/2024, 144A	570,000

	TRANSPORTATION & LOGISTICS - 0.9%
500,000	Navistar International Corp., 8.250% due 11/1/2021	501,950

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Principal ($)		Value
	TRAVEL & LODGING - 0.9%
500,000	Diamond Resorts International, Inc., 7.750% due 9/1/2023, 144A	$ 540,000

	TELECOMMUNICATIONS - 2.1%
500,000	Frontier Communications Corp., 7.625% due 4/15/2024	382,500
500,000	Intelsat Jackson Holdings SA, 7.500% due 4/1/2021	473,750
500,000	Windstream Services LLC, 6.375% due 8/1/2023	363,750
		1,220,000

	TOTAL CORPORATE BONDS (Cost $13,490,050)	13,101,975

Shares
	EXCHANGE TRADED FUNDS - 37.4%
	CONSERVATIVE ALLOCATION - 32.4%
958,935	Arrow Reserve Capital Management ETF +	19,217,057

	CORPORATE - 5.0%
114,000	VanEck Vectors International High Yield Bond ETF	2,932,080

	TOTAL EXCHANGE TRADED FUNDS (Cost $22,118,082)	22,149,137

	SHORT-TERM INVESTMENT - 6.9%
	MONEY MARKET FUND - 6.9%
4,082,715	Fidelity Investments Money Market Fund - Government Portfolio - Class I	4,082,715
	to yield 0.87% * (Cost $4,082,715)

	TOTAL INVESTMENTS - 66.4% (Cost $39,690,847) (a)	$ 39,333,827
	OTHER ASSETS LESS LIABILITIES - 33.6%	19,903,209
	NET ASSETS - 100.0%	$ 59,237,036

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,714,863 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ 329,768
	Unrealized Depreciation	(710,804)
	Net Unrealized Depreciation	$ (381,036)

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2017.
LLC - Limited Liability Corporation
+ Affiliated Exchange Traded Fund
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At October 31, 2017 144A securities amounted to $ 5,237,525 or 8.84% of net assets

Arrow Alternative Solutions Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017

Short Contracts	Counterparty	Open Short Futures Contracts ^	Expiration	Underlying Face Amount at Value	Unrealized Gain / (Loss)
(43)	Goldman Sachs & Co. LLC	US Ultra Bond CBT	Dec-17	$ (7,085,594)	$ (1,344)
		Net Unrealized loss from Short Futures Contracts			$ (1,344)

Unrealized Appreciation/ (Depreciation)

BASKET SWAP CONTRACT ^

Proprietary Index December 2017, Long Custom Financial Futures Index Swap - Deutsche Bank AG, to receive the appreciation of the Index vs. the depreciation of the Index plus 0.70% per annum (Notional Amount $4,090,112)
		Unrealized Appreciation from Basket Swap Contract			$ 1,411

Additional Information — Swap Contract
The following table represents the top individual positions and related values within the total return basket swap as of October 31 2017.

CREDIT DEFAULT SWAP CONTRACTS ^

June 2022, Exchange Traded Credit Default Swap to Sell Protection (1) - CDX.NA.HY.29 Maturity 12/20/22 - Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $11,000,000)(3)
Unrealized Appreciation from Credit Default Swap Contract	$ 465,361	(2)

Net Unrealized Appreciation on Swap Contracts	$ 466,772

^ All collateral for open future/swap contracts consists of cash included as Deposits with brokers on the Statement of Assets and Liabilities.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2) Consists of premium received of $924,825 and current liability value of $459,464. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2017 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at October 31, 2017
Credit Default Swap	$ 465,361
Interest Rate Contract	1,411
Total	$ 466,772

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.
Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
The notional value of the derivative instruments outstanding as of October 31, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 13,101,975	$ -	$ 13,101,975
Exchange Traded Fund	22,149,137	-	-	22,149,137
Money Market Fund	4,082,715	-	-	4,082,715
Open Swap Contracts *	-	466,772	-	466,772
Total	$ 26,231,852	$ 13,568,747	$ -	$ 39,800,599
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Future Contract *	$ 1,344	$ -	$ -	$ 1,344
Total	$ 1,344	$ -	$ -	$ 1,344

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

* Derivative instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of October 31, 2017.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2017
Shares		Value
	SHORT-TERM INVESTMENTS - 79.6%
	MONEY MARKET FUND - 8.0%
12,292,747	Fidelity Investments Money Market Fund - Government Portfolio - Class I	$ 12,292,747
	to yield 0.87% ** ++

Principal ($)
	U.S. TREASURY BILLS - 71.6% ^
45,000,000	United States Treasury Bills due 12/14/2017, 0.000% * ++ (a)	44,944,315
30,000,000	United States Treasury Bills due 3/22/2018, 0.000% * ++ (a)	29,862,760
35,000,000	United States Treasury Bills due 6/21/2018, 0.000% * ++ (a)	34,718,053
		109,525,128

	TOTAL SHORT-TERM INVESTMENTS (Cost $121,817,875)	121,817,875

	TOTAL INVESTMENTS - 79.6% (Cost $121,817,875) (a)	$ 121,817,875
	OTHER ASSETS LESS LIABILITIES - 20.4%	31,257,309
	NET ASSETS - 100.0%	$ 153,075,184

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $121,817,875 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ -
	Unrealized Depreciation	-
	Net Unrealized Appreciation	$ -
^ Zero Coupon Bonds
* Interest rate represents discount rate at time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2017.
++ All or a portion of this investment is a holding of the Arrow MFS Fund Limited.
(a) Pledged as collateral for swap agreements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017

Unrealized Appreciation
SWAP CONTRACTS
FINANCIAL INDEX SWAP
Price return swap with Societe Generale, S.A., London Branch. The swap provides exposure to the investment returns of WMA program of Dunn Capital Management, LLC. ("Dunn") calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to reset the notional quantity or the trading level of the swap as frequently as daily. The swap was effective on September 30th, 2015 and has a term of five years thereafter unless earlier terminated. In addition, the swap provides for an annual fee of 0.50% payable to Societe Generale accrued on the notional level of the swap. (Notional Quantity $73,255,604)
Unrealized Appreciation from Financial Index Swap Contract	$ 918,227

Additional Information — Financial Index Swap Contract

The following table represents the top individual positions and related values within the total return basket swap as of October 31 2017.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017

COMMODITY INDEX SWAP ++
Price return swap with Societe Generale, S.A., London Branch. The swap provides exposure to the investment returns of WMA program of Dunn Capital Management, LLC. ("Dunn") calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to reset the notional quantity or the trading level of the swap as frequently as daily. The swap was effective on September 30th, 2015 and has a term of five years thereafter unless earlier terminated. In addition, the swap provides for an annual fee of 0.50% payable to Societe Generale accrued on the notional level of the swap. (Notional Quantity $75,630,877)
Unrealized Appreciation from Commodity Index Swap Contract	$ 1,835,673

Total Net Unrealized Appreciation on Swap Contracts	$ 2,753,900

Additional Information — Commodity Index Swap Contract
The following table represents the top 50 individual positions and related values within the total return basket swap as of October 31 2017.

++ All or a portion of these contracts are holdings of the Arrow MFS Fund Limited.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of October 31, 2017 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at October 31, 2017
Mixed; Interest rate, credit, foreign exchange and equity contracts	$ 918,227
Commodity Risk	1,835,673
Total	$ 2,753,900

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

The notional value of the derivative instruments outstanding as of October 31, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as October 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investment	$ 12,292,747	$ -	$ -	$ 12,292,747
U.S. Treasury Bills	-	109,525,128	-	109,525,128
Open Swap Contracts *	2,753,900	-	-	2,753,900
Total	$ 15,046,647	$ 109,525,128	$ -	$ 124,571,775

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for investments and derivatives segregated by industry, type and underlying exposure.

* Derivative instruments include cumulative net unrealized gain or loss on swaps open as of October 31, 2017.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at October 31, 2017	% of Fund Net Assets at October 31, 2017
AMFSF-CFC	11/6/09	$30,496,805	19.92%

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/29/17

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/29/17